UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228597-10

Central Index Key Number of issuing entity: 0001894714

Benchmark 2021-B31 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228597

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

German American Capital Corporation

Central Index Key Number: 0001541294

JPMorgan Chase Bank, National Association

Central Index Key Number: 0000835271

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE/A is filed in connection with the Form 10-D/A (the "November 21, 2023 Form 10-D/A"), filed with the Securities and Exchange Commission on November 21, 2023 under Commission File No. 333-228597-10, with respect to Benchmark 2021-B31 Mortgage Trust, which amends Item 7 of the Form 10-D (the "January 31, 2023 Form 10-D") filed with the Securities and Exchange Commission on January 31, 2023 under Commission File No. 333-228597-10. Exhibit 102 and Exhibit 103 attached to this Form ABS-EE/A are the same as Exhibit 102 and Exhibit 103 attached to the Form ABS-EE, filed with the Securities and Exchange Commission on January 31, 2023 under Commission File No. 333-228597-10, with respect to Benchmark 2021-B31 Mortgage Trust, and that were incorporated by reference as Exhibit 102 and Exhibit 103 to the January 31, 2023 Form 10-D. The purpose of this Form ABS-EE/A is to refile Exhibit 102 and Exhibit 103 so that the November 21, 2023 Form 10-D/A can be filed.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: November 21, 2023	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President